Annual Fund Operating Expenses - Advisor Class - PIMCO International Bond Portfolio US Dollar-Hedged - Advisor	Apr. 30, 2021
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%	[1]
Total Annual Portfolio Operating Expenses	1.04%

[1]	“Other Expenses” include interest expense of 0.04%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses are 1.00% for Advisor Class shares.